Morrison Warren	Chapman and Cutler llp
Partner	320 South Canal Street
Chicago, IL 60606

T 312.845.3484
warren@chapman.com

November 17, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Roundhill ETF Trust

(Registration Nos. 333-273052 and 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 10 and under the Investment Company Act of 1940, as amended, and Amendment No. 12 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Roundhill Tech 100 Managed Distribution ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

Enclosures

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